Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets other than goodwill [abstract]
Schedule of reconciliation of intangible assets

(in thousands of USD)	Customer contracts	Other intangible assets	Total intangible assets
At January 1, 2022
Cost	—	1,205	1,205
Depreciation	—	(1,019)	(1,019)
Net carrying amount	—	186	186

Acquisitions	16,569	13	16,582
Depreciation charges	(913)	(108)	(1,021)
Translation differences	—	(1)	(1)
Balance at December 31, 2022	15,656	90	15,746

At January 1, 2023
Cost	16,569	1,218	17,787
Depreciation & translation differences	(913)	(1,128)	(2,041)
Net carrying amount	15,656	90	15,746

Acquisitions	—	60	60
Depreciation charges	(1,556)	(56)	(1,612)
Translation differences	—	—	—
Balance at December 31, 2023	14,100	94	14,194

At December 31, 2023
Cost	16,569	1,278	17,847
Depreciation & translation differences	(2,469)	(1,184)	(3,653)
Net carrying amount	14,100	94	14,194